Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GNMA FUND, INC.
Entity Central Index Key	0000779785
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005523
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Investor Class
Trading Symbol	PRGMX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income securities produced generally positive returns during the reporting period as the Federal Reserve began cutting interest rates and yields fell across most of the Treasury yield curve. Mortgage-backed securities, including GNMAs, produced positive returns and outperformed Treasuries.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBA positions detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we were favoring GNMAs with higher coupons due to their potential to benefit from falling interest rate volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,964	9,945	9,982
2015	9,997	9,988	10,048
2016	10,112	10,164	10,204
2016	10,163	10,299	10,255
2016	10,269	10,539	10,361
2016	10,178	10,205	10,213
2017	10,215	10,308	10,244
2017	10,286	10,462	10,353
2017	10,324	10,591	10,409
2017	10,294	10,533	10,377
2018	10,153	10,360	10,203
2018	10,209	10,423	10,304
2018	10,258	10,480	10,367
2018	10,226	10,391	10,318
2019	10,435	10,689	10,587
2019	10,640	11,090	10,851
2019	10,851	11,546	11,062
2019	10,894	11,513	11,107
2020	11,072	11,937	11,277
2020	11,317	12,134	11,542
2020	11,308	12,293	11,491
2020	11,328	12,351	11,511
2021	11,293	12,102	11,446
2021	11,209	12,085	11,421
2021	11,208	12,283	11,441
2021	11,126	12,209	11,375
2022	10,874	11,782	11,162
2022	10,375	11,091	10,661
2022	10,207	10,868	10,471
2022	9,965	10,641	10,220
2023	9,962	10,637	10,213
2023	10,112	10,854	10,384
2023	9,993	10,738	10,280
2023	9,976	10,767	10,260
2024	10,174	10,991	10,466
2024	10,175	10,995	10,475
2024	10,681	11,522	11,000
2024	10,632	11,507	10,955
2025	10,770	11,629	11,115
2025	10,686	11,596	11,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
GNMA Fund (Investor Class)	5.02%	-1.14%	0.67%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. GNMA Index (Strategy Benchmark)	5.46	-0.87	1.00

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 352,884,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 900,000
InvestmentCompanyPortfolioTurnover	256.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$352,884 Number of Portfolio Holdings616
Holdings [Text Block]
U.S. Government & Agency Mortgage-Backed Securities	104.1%
Non-U.S. Government Mortgage-Backed Securities	3.5
Short-Term and Other	-7.6

Largest Holdings [Text Block]
Government National Mortgage Assn.	92.9%
Federal National Mortgage Assn.	6.1
Federal Home Loan Mortgage	4.0
OBX Trust	1.3
Sequoia Mortgage Trust	0.6
RCKT Mortgage Trust	0.5
Tricon American Homes Trust	0.5
Angel Oak Mortgage Trust	0.3
Finance of America HECM Buyout	0.2
Morgan Stanley Residential Mortgage Loan Trust	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190558
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	I Class
Trading Symbol	PRXAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income securities produced generally positive returns during the reporting period as the Federal Reserve began cutting interest rates and yields fell across most of the Treasury yield curve. Mortgage-backed securities, including GNMAs, produced positive returns and outperformed Treasuries.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBA positions detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we were favoring GNMAs with higher coupons due to their potential to benefit from falling interest rate volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	502,250	504,163	503,360
8/31/17	504,781	510,360	506,074
11/30/17	502,904	507,571	504,535
2/28/18	496,146	499,250	496,035
5/31/18	499,019	502,274	500,957
8/31/18	501,555	505,004	504,047
11/30/18	500,087	500,759	501,671
2/28/19	510,453	515,075	514,716
5/31/19	520,594	534,421	527,570
8/31/19	531,065	556,375	537,831
11/30/19	533,283	554,796	540,024
2/29/20	542,127	575,250	548,283
5/31/20	554,288	584,740	561,155
8/31/20	554,009	592,392	558,690
11/30/20	555,160	595,207	559,666
2/28/21	553,576	583,208	556,514
5/31/21	549,602	582,372	555,270
8/31/21	549,736	591,892	556,241
11/30/21	545,877	588,342	553,042
2/28/22	533,741	567,787	542,689
5/31/22	509,559	534,490	518,345
8/31/22	500,975	523,730	509,080
11/30/22	489,315	512,801	496,885
2/28/23	489,427	512,588	496,555
5/31/23	497,707	523,036	504,839
8/31/23	491,494	517,481	499,800
11/30/23	490,930	518,851	498,835
2/29/24	501,562	529,642	508,844
5/31/24	501,876	529,865	509,259
8/31/24	527,136	555,240	534,830
11/30/24	524,327	554,522	532,615
2/28/25	532,111	560,405	540,422
5/31/25	527,546	558,790	537,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/3/17
GNMA Fund (I Class)	5.11%	-0.98%	0.67%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.39
Bloomberg U.S. GNMA Index (Strategy Benchmark)	5.46	-0.87	0.89

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 352,884,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 900,000
InvestmentCompanyPortfolioTurnover	256.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$352,884 Number of Portfolio Holdings616
Holdings [Text Block]
U.S. Government & Agency Mortgage-Backed Securities	104.1%
Non-U.S. Government Mortgage-Backed Securities	3.5
Short-Term and Other	-7.6

Largest Holdings [Text Block]
Government National Mortgage Assn.	92.9%
Federal National Mortgage Assn.	6.1
Federal Home Loan Mortgage	4.0
OBX Trust	1.3
Sequoia Mortgage Trust	0.6
RCKT Mortgage Trust	0.5
Tricon American Homes Trust	0.5
Angel Oak Mortgage Trust	0.3
Finance of America HECM Buyout	0.2
Morgan Stanley Residential Mortgage Loan Trust	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless